ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.6%
EchoStar Corp., Class A Shares	4,809	$92,814	*

Entertainment - 0.4%
Sciplay Corp., Class A Shares	4,451	62,180	*

Interactive Media & Services - 2.0%
Cargurus Inc.	3,131	67,285	*
Eventbrite Inc., Class A Shares	3,835	39,385	*
Outbrain Inc.	10,499	52,810	*
Yelp Inc.	2,704	75,090	*
Ziff Davis Inc.	1,335	99,498	*

Total Interactive Media & Services		334,068

Media - 1.5%
Entravision Communications Corp., Class A Shares	12,945	59,029
PubMatic Inc., Class A Shares	2,657	42,220	*
Scholastic Corp.	2,343	84,278
Thryv Holdings Inc.	3,172	71,021	*

Total Media		256,548

TOTAL COMMUNICATION SERVICES		745,610

CONSUMER DISCRETIONARY - 15.8%
Diversified Consumer Services - 1.9%
Frontdoor Inc.	3,275	78,862	*
Grand Canyon Education Inc.	883	83,170	*
Perdoceo Education Corp.	6,720	79,162	*
Stride Inc.	2,132	86,964	*

Total Diversified Consumer Services		328,158

Hotels, Restaurants & Leisure - 2.1%
Bloomin’ Brands Inc.	5,285	87,837
Golden Entertainment Inc.	1,498	59,246	*
Nathan’s Famous Inc.	816	47,793
Red Rock Resorts Inc., Class A Shares	2,760	92,074
SeaWorld Entertainment Inc.	1,391	61,454	*

Total Hotels, Restaurants & Leisure		348,404

Household Durables - 2.3%
Ethan Allen Interiors Inc.	3,695	74,676
GoPro Inc., Class A Shares	11,909	65,857	*
La-Z-Boy Inc.	3,693	87,561
Skyline Champion Corp.	1,623	76,963	*

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	1

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Household Durables - (continued)
Tupperware Brands Corp.	12,295	$77,950	*
ZAGG Inc. CVR	8,902	801	*(a)(b)

Total Household Durables		383,808

Internet & Direct Marketing Retail - 1.4%
Liquidity Services Inc.	3,351	45,038	*
Revolve Group Inc.	2,078	53,841	*
Shutterstock Inc.	1,380	79,088
Vivid Seats Inc., Class A Shares	7,669	57,287

Total Internet & Direct Marketing Retail		235,254

Leisure Products - 1.3%
Smith & Wesson Brands Inc.	4,969	65,243
Sturm Ruger & Co. Inc.	1,304	82,999
YETI Holdings Inc.	1,662	71,915	*

Total Leisure Products		220,157

Specialty Retail - 5.0%
Big 5 Sporting Goods Corp.	6,917	77,539
Buckle Inc.	3,719	102,979
Chico’s FAS Inc.	14,584	72,482	*
Children’s Place Inc.	1,650	64,218	*
Group 1 Automotive Inc.	721	122,426
Haverty Furniture Cos. Inc.	2,981	69,099
MarineMax Inc.	2,080	75,130	*
OneWater Marine Inc., Class A Shares	2,097	69,306	*
Shoe Carnival Inc.	2,703	58,412
Sleep Number Corp.	2,107	65,212	*
Zumiez Inc.	2,479	64,454	*

Total Specialty Retail		841,257

Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd	4,026	81,446	*
Kontoor Brands Inc.	2,990	99,776
Movado Group Inc.	2,089	64,613
Vera Bradley Inc.	11,362	49,311	*

Total Textiles, Apparel & Luxury Goods		295,146

TOTAL CONSUMER DISCRETIONARY		2,652,184

CONSUMER STAPLES - 1.7%
Personal Products - 1.1%
BellRing Brands Inc.	2,703	67,278	*
Nature’s Sunshine Products Inc.	4,684	49,978	*
USANA Health Sciences Inc.	979	70,840	*

Total Personal Products		188,096

See Notes to Schedule of Investments.

2	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Tobacco - 0.6%
Vector Group Ltd.	9,872	$103,656

TOTAL CONSUMER STAPLES		291,752

ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group Inc.	19,797	61,371	*

Oil, Gas & Consumable Fuels - 1.1%
Oasis Petroleum Inc.	608	73,963
REX American Resources Corp.	656	55,629	*
SandRidge Energy Inc.	2,222	34,819	*
W&T Offshore, Inc.	6,057	26,166	*

Total Oil, Gas & Consumable Fuels		190,577

TOTAL ENERGY		251,948

FINANCIALS - 24.2%
Banks - 8.8%
Ameris Bancorp	2,086	83,815
Blue Ridge Bankshares Inc.	2,930	44,888
Civista Bancshares Inc.	2,359	50,152
Customers Bancorp Inc.	2,107	71,427	*
Financial Institutions Inc.	2,175	56,594
First Bank	3,121	43,632
First Business Financial Services Inc.	1,401	43,697
First Internet Bancorp	1,240	45,657
Hanmi Financial Corp.	2,835	63,617
Hilltop Holdings Inc.	3,037	80,966
HomeStreet Inc.	1,625	56,339
Independent Bank Corp.	2,967	57,204
Metrocity Bankshares Inc.	2,717	55,182
Midland States Bancorp Inc.	2,682	64,475
MidWestOne Financial Group Inc.	1,956	58,132
Northeast Bank	1,142	41,717
Northrim BanCorp Inc.	1,145	46,098
PacWest Bancorp	4,063	108,320
Parke Bancorp Inc.	2,181	45,714
PCB Bancorp	2,333	43,580
Plumas Bancorp	1,352	38,586
Premier Financial Corp.	2,633	66,747
RBB Bancorp	2,614	54,031
South Plains Financial Inc.	2,148	51,853

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	3

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Banks - (continued)
Summit Financial Group Inc.	1,870	$51,949
Unity Bancorp Inc.	1,587	42,024

Total Banks		1,466,396

Capital Markets - 6.4%
Artisan Partners Asset Management Inc., Class A Shares	3,034	107,919
B Riley Financial Inc.	2,055	86,824
Bridge Investment Group Holdings Inc., Class A Shares	5,779	84,027
Cohen & Steers Inc.	1,407	89,471
Cowen Inc., Class A Shares	3,696	87,558
Diamond Hill Investment Group Inc.	391	67,893
Donnelley Financial Solutions Inc.	2,335	68,392	*
Federated Hermes Inc.	3,172	100,838
GAMCO Investors Inc., Class A Shares	2,729	57,036
Moelis & Co., Class A Shares	2,986	117,499
Open Lending Corp., Class A Shares	6,888	70,464	*
Value Line Inc.	874	57,728
Victory Capital Holdings Inc., Class A Shares	3,100	74,710

Total Capital Markets		1,070,359

Consumer Finance - 1.8%
Atlanticus Holdings Corp.	1,729	60,809	*
Encore Capital Group Inc.	1,319	76,199	*
Enova International Inc.	2,956	85,192	*
Green Dot Corp., Class A Shares	3,048	76,535	*

Total Consumer Finance		298,735

Diversified Financial Services - 0.9%
Jackson Financial Inc., Class A Shares	5,744	153,652

Insurance - 1.7%
Genworth Financial Inc., Class A Shares	37,471	132,273	*
Investors Title Co.	397	62,285
Stewart Information Services Corp.	1,753	87,212

Total Insurance		281,770

Thrifts & Mortgage Finance - 4.6%
Enact Holdings Inc.	5,547	119,150
Flagstar Bancorp Inc.	3,004	106,492
FS Bancorp Inc.	1,506	43,237
Home Bancorp Inc.	1,463	49,932
Luther Burbank Corp.	4,770	62,248
Merchants Bancorp	2,973	67,398
Mr. Cooper Group Inc.	2,771	101,807	*
NMI Holdings Inc., Class A Shares	4,263	70,979	*

See Notes to Schedule of Investments.

4	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - (continued)
Radian Group Inc.	5,352	$105,167
Southern Missouri Bancorp Inc.	1,093	49,469

Total Thrifts & Mortgage Finance		775,879

TOTAL FINANCIALS		4,046,791

HEALTH CARE - 19.5%
Biotechnology - 4.9%
Agenus Inc.	23,950	46,463	*
Anika Therapeutics Inc.	2,213	49,394	*
Arcus Biosciences Inc.	3,194	80,936	*
Catalyst Pharmaceuticals Inc.	7,579	53,129	*
Dynavax Technologies Corp.	4,650	58,543	*
Eagle Pharmaceuticals Inc.	1,076	47,807	*
Emergent BioSolutions Inc.	2,988	92,747	*
Ironwood Pharmaceuticals Inc.	5,863	67,600	*
Organogenesis Holdings Inc.	9,529	46,502	*
REGENXBIO Inc.	2,764	68,271	*
Vanda Pharmaceuticals Inc.	5,947	64,822	*
Vir Biotechnology Inc.	3,551	90,444	*
XOMA Corp.	2,088	46,521	*

Total Biotechnology		813,179

Health Care Equipment & Supplies - 7.4%
AngioDynamics Inc.	2,823	54,625	*
Atrion Corp.	90	56,597
Avanos Medical Inc.	2,729	74,611	*
Co-Diagnostics Inc.	7,805	43,786	*
CONMED Corp.	825	79,002
Embecta Corp.	2,847	72,086	*
Heska Corp.	570	53,871	*
Inogen Inc.	2,121	51,286	*
iRadimed Corp.	1,266	42,968
LeMaitre Vascular Inc.	1,288	58,668
Meridian Bioscience Inc.	2,026	61,631	*
Merit Medical Systems Inc.	1,414	76,738	*
Natus Medical Inc.	1,803	59,084	*
Neogen Corp.	2,838	68,367	*
NuVasive Inc.	1,422	69,906	*
Orthofix Medical Inc.	2,190	51,553	*
Semler Scientific Inc.	1,086	30,603	*
STAAR Surgical Co.	734	52,063	*
Surmodics Inc.	1,007	37,491	*

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	5

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Utah Medical Products Inc.	556	$47,760
Varex Imaging Corp.	2,819	60,298	*
Zynex Inc.	4,665	37,227

Total Health Care Equipment & Supplies		1,240,221

Health Care Providers & Services - 1.3%
Fulgent Genetics Inc.	1,664	90,738	*
National Research Corp.	1,550	59,334
US Physical Therapy Inc.	602	65,738

Total Health Care Providers & Services		215,810

Health Care Technology - 1.1%
Computer Programs & Systems Inc.	1,685	53,870	*
HealthStream Inc.	2,627	57,032	*
NextGen Healthcare Inc.	3,709	64,685	*

Total Health Care Technology		175,587

Life Sciences Tools & Services - 0.7%
Cytek Biosciences Inc.	4,852	52,062	*
Maravai LifeSciences Holdings Inc., Class A Shares	2,543	72,247	*

Total Life Sciences Tools & Services		124,309

Pharmaceuticals - 4.1%
Amphastar Pharmaceuticals Inc.	1,863	64,814	*
Arvinas Inc.	1,740	73,237	*
Corcept Therapeutics Inc.	3,004	71,435	*
Harmony Biosciences Holdings Inc.	1,033	50,379	*
Innoviva Inc.	5,020	74,095	*
Pacira BioSciences Inc.	1,229	71,651	*
Phibro Animal Health Corp., Class A Shares	3,619	69,232
Prestige Consumer Healthcare Inc.	1,528	89,846	*
SIGA Technologies Inc.	4,360	50,489
Supernus Pharmaceuticals Inc.	2,558	73,977	*

Total Pharmaceuticals		689,155

TOTAL HEALTH CARE		3,258,261

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.4%
Aerojet Rocketdyne Holdings Inc.	2,820	114,492	*
AerSale Corp.	3,839	55,704	*
Vectrus Inc.	2,049	68,559	*

Total Aerospace & Defense		238,755

See Notes to Schedule of Investments.

6	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Building Products - 0.8%
Apogee Enterprises Inc.	1,888	$74,047
Insteel Industries Inc.	1,791	60,303

Total Building Products		134,350

Commercial Services & Supplies - 1.3%
ACCO Brands Corp.	12,785	83,486
Ennis Inc.	3,865	78,189
Heritage-Crystal Clean Inc.	2,212	59,636	*

Total Commercial Services & Supplies		221,311

Construction & Engineering - 1.4%
Comfort Systems USA Inc.	1,053	87,557
MYR Group Inc.	889	78,348	*
Sterling Construction Co. Inc.	2,931	64,247	*

Total Construction & Engineering		230,152

Electrical Equipment - 0.9%
Encore Wire Corp.	674	70,042
GrafTech International Ltd.	11,645	82,330

Total Electrical Equipment		152,372

Machinery - 2.5%
Hillenbrand Inc.	2,513	102,933
Kadant Inc.	408	74,399
Mueller Industries Inc.	1,798	95,815
Omega Flex Inc.	535	57,577
Terex Corp.	3,074	84,135

Total Machinery		414,859

Marine - 0.9%
Eagle Bulk Shipping Inc.	1,126	58,417
Matson Inc.	1,318	96,056

Total Marine		154,473

Professional Services - 2.2%
CRA International Inc.	700	62,524
Forrester Research Inc.	1,234	59,035	*
Heidrick & Struggles International Inc.	2,108	68,215
Kforce Inc.	1,178	72,258
Korn Ferry	1,711	99,272

Total Professional Services		361,304

Road & Rail - 1.2%
ArcBest Corp.	1,193	83,951
Covenant Logistics Group Inc.	2,552	64,030
PAM Transportation Services Inc.	1,985	54,369	*

Total Road & Rail		202,350

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	7

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 1.2%
BlueLinx Holdings Inc.	1,165	$77,834	*
Boise Cascade Co.	1,693	100,717
Hudson Technologies Inc.	4,134	31,046	*

Total Trading Companies & Distributors		209,597

TOTAL INDUSTRIALS		2,319,523

INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.9%
Extreme Networks Inc.	6,922	61,744	*
NetScout Systems Inc.	2,559	86,622	*

Total Communications Equipment		148,366

Electronic Equipment, Instruments & Components - 2.9%
Belden Inc.	1,611	85,818
CTS Corp.	1,700	57,885
Methode Electronics Inc.	1,849	68,487
Sanmina Corp.	2,540	103,454	*
TTM Technologies Inc.	6,462	80,775	*
Vishay Intertechnology Inc.	5,431	96,781

Total Electronic Equipment, Instruments & Components		493,200

IT Services - 1.3%
Bread Financial Holdings Inc.	2,637	97,727
Cass Information Systems Inc.	1,777	60,063
Hackett Group Inc.	2,997	56,853

Total IT Services		214,643

Semiconductors & Semiconductor Equipment - 2.3%
Alpha & Omega Semiconductor Ltd.	1,785	59,512	*
Axcelis Technologies Inc.	1,114	61,092	*
Kulicke & Soffa Industries Inc.	1,166	49,916
NVE Corp.	1,165	54,312
Photronics Inc.	3,260	63,505	*
SiTime Corp.	305	49,724	*
SMART Global Holdings Inc.	3,346	54,774	*

Total Semiconductors & Semiconductor Equipment		392,835

Software - 3.9%
American Software Inc., Class A Shares	3,439	55,574
CommVault Systems Inc.	1,034	65,039	*
Consensus Cloud Solutions Inc.	2,747	119,989	*
CoreCard Corp.	1,362	33,246	*
InterDigital Inc.	1,316	80,013
Progress Software Corp.	1,626	73,658
Rimini Street Inc.	8,022	48,212	*

See Notes to Schedule of Investments.

8	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Software - (continued)
Teradata Corp.	2,202	$81,496	*
Xperi Holding Corp.	6,367	91,876

Total Software		649,103

Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology Inc.	1,787	46,372	*
Immersion Corp.	6,361	33,968	*

Total Technology Hardware, Storage & Peripherals		80,340

TOTAL INFORMATION TECHNOLOGY		1,978,487

MATERIALS - 4.0%
Chemicals - 2.8%
AdvanSix Inc.	1,779	59,490
American Vanguard Corp.	2,628	58,736
Chase Corp.	757	58,902
Trinseo PLC	2,423	93,189
Tronox Holdings PLC	6,304	105,907
Valhi Inc.	1,859	84,287

Total Chemicals		460,511

Metals & Mining - 0.8%
Alpha Metallurgical Resources Inc.	555	71,667
TimkenSteel Corp.	3,470	64,924	*

Total Metals & Mining		136,591

Paper & Forest Products - 0.4%
Sylvamo Corp.	2,231	72,909

TOTAL MATERIALS		670,011

REAL ESTATE - 1.9%
Real Estate Management & Development - 1.9%
Douglas Elliman Inc.	12,397	59,382
eXp World Holdings Inc.	5,844	68,784
Marcus & Millichap Inc.	1,748	64,658
Newmark Group Inc., Class A Shares	9,327	90,192
Stratus Properties Inc.	934	30,098	*

TOTAL REAL ESTATE		313,114

UTILITIES - 1.1%
Electric Utilities - 0.9%
Genie Energy Ltd., Class B Shares	6,889	63,103
Otter Tail Corp.	1,379	92,572

Total Electric Utilities		155,675

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report	9

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.2%
Montauk Renewables Inc.		3,075	$30,904	*

TOTAL UTILITIES			186,579

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $17,857,146)			16,714,260

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $90,857)	1.232%	90,857	90,857

TOTAL INVESTMENTS - 100.3% (Cost - $17,948,003)			16,805,117
Liabilities in Excess of Other Assets - (0.3)%			(53,302)

TOTAL NET ASSETS - 100.0%			$16,751,815

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Royce Quant Small-Cap Quality Value ETF 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term growth of capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are

11

Notes to Schedule of Investments (unaudited) (continued)

unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the

12

Notes to Schedule of Investments (unaudited) (continued)

particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$2,651,383	—	$801	$2,652,184
Other Common Stocks	14,062,076	—	—	14,062,076

Total Long-Term Investments	16,713,459	—	801	16,714,260

Short-Term Investments†	90,857	—	—	90,857

Total Investments	$16,804,316	—	$801	$16,805,117

†	See Schedule of Investments for additional detailed categorizations.

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